Impairments	6 Months Ended
Jun. 30, 2022
Impairments
Impairments

Note 4. Impairments

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2022	2022	2021	2022	2021	2021
Expected credit losses, stage 1	-23	-9	31	-32	36	60
Expected credit losses, stage 2	3	6	8	9	18	29
Expected credit losses, stage 3	-5	2	-30	-3	-57	-46
Established losses	—	—	-3	—	-3	-52
Reserves applied to cover established credit losses	—	—	3	—	3	49
Recovered credit losses	6	3	4	9	4	1
Net credit losses	-19	2	13	-17	1	41

	June 30, 2022				December 31, 2021
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	222,369	38,474	2,379	263,222	237,381
Off-balance sheet exposures, before expected credit losses	50,325	26,170	78	76,573	60,148
Total, before expected credit losses	272,694	64,644	2,457	339,795	297,529
Loss allowance, loans	-115	-20	-56	-191	-157
Loss allowance, off-balance sheet exposures[1]	-7	0	—	-7	-7
Total loss allowance	-122	-20	-56	-198	-164
Provision ratio (in percent)	0.04	0.03	2.28	0.06	0.06

1	Recognized under provision in Consolidated Statement of Financial Position. Off-balance sheet exposures consist of guarantee commitments, committed undisbursed loans and binding offers, see Note 8.

The table above shows the book value of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the Organisation for Economic Co-operation and Development (OECD), which explains the low provision ratio.

Loss Allowance

	June 30, 2022				December 31, 2021
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance January 1	-88	-28	-48	-164	-249
Increases due to origination and acquisition	-38	0	—	-38	-65
Net remeasurement of loss allowance	-10	7	6	3	21
Transfer to stage 1	-1	1	—	0	0
Transfer to stage 2	1	-1	—	0	-4
Transfer to stage 3	1	2	-9	-6	-19
Decreases due to derecognition	15	0	0	15	110
Decrease in allowance account due to write-offs	—	—	—	—	49
Exchange-rate differences[1]	-2	-1	-5	-8	-7
Closing balance	-122	-20	-56	-198	-164

1	Recognized under net results of financial transactions in Statement of Comprehensive Income.

Provisions for expected credit losses (ECLs) are calculated using quantitative models based on inputs, assumptions and methods that are highly reliant on assessments. In particular, the following could heavily impact the level of provisions: the establishment of a material increase in credit risk, allowing for forward-looking macroeconomic scenarios, and the measurement of both ECLs over the next 12 months and lifetime ECLs. ECLs are based on objective assessments of what SEK expects to lose on the exposures given what was known on the reporting date and taking into account possible future events. The ECL is a probability-weighted amount that is determined by evaluating the outcome of several possible scenarios and where the data taken into consideration comprises information from previous conditions, current conditions and projections of future economic conditions. SEK’s method entails three scenarios being prepared for each probability of default curve: a base scenario, a downturn scenario, and an upturn scenario, where the scenarios are expressed in a business cycle parameter. The business cycle parameter reflects the general risk of default in each geographic segment. The parameter is standard normally distributed where zero indicates a neutral economy as the economy has been on average, historically. The business cycle parameters for the base scenario are between -0.29 and 0.29 for the various probability of default (PD) segments. The base scenarios have been weighted at 70 percent, the downturn scenarios have been weighted at 30 percent, and the upturn scenarios have been weighted at zero percent between the different PD-segments. An improvement of the PD model has taken place during the first quarter of 2022, which means, among other things, that the difference between the base and downturn/upturn scenarios has increased and that new data sources are used.

Due to the current macroeconomic uncertainty, SEK has made an overall adjustment according to management’s overall assessment. This resulted in an increase of expected credit losses, which was calculated pursuant to SEK’s IFRS 9 model as of June 30, 2022.